Share Capital, Share Issues (Details) $ in Millions						12 Months Ended
		May 18, 2026 $ / shares shares	May 18, 2026 USD ($) shares	May 18, 2025 $ / shares	May 18, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Sep. 09, 2025 shares	Sep. 04, 2025 shares	Sep. 01, 2025 shares	Aug. 30, 2025 shares	Jun. 30, 2025 shares	Nov. 18, 2024 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Ordinary Shares [Member]
Share issues [abstract]
Issuance of fully paid ordinary shares (in shares)						194,016,029					11,543,296,014		10,293,296,014	10,039,138,024
Number of ordinary shares issued from other issuances and option exercises (in shares)						255,830
Ordinary Shares [Member] | Non-underwritten Share Purchase Plan [Member]
Share issues [abstract]
Share issued price (in dollars per share) | $ / shares				$ 12.2
Gross proceeds from issuance of shares | $					$ 11.1
Ordinary Shares [Member] | Resource Capital Fund VIII L.P. [Member]
Share issues [abstract]
Issuance of fully paid ordinary shares (in shares)								2,156,250,000
Share issued price (in dollars per share) | $ / shares		$ 0.032
Gross proceeds from issuance of shares | $			$ 45.2
Ordinary Shares [Member] | Institutional investors [Member]
Share issues [abstract]
Issuance of fully paid ordinary shares (in shares)		22,540,984	22,540,984
Share issued price (in dollars per share) | $ / shares		$ 12.2
Gross proceeds from issuance of shares | $			$ 196.0
Piedmont Lithium Inc [Member]
Share issues [abstract]
Percentage of issued capital acquired												100.00%
Piedmont Lithium Inc [Member] | Ordinary Shares [Member]
Share issues [abstract]
Number of shares issued (in shares)							97,500		11,565,504,804
Sayona Mining Limited [Member]
Share issues [abstract]
Number of shares issued (in shares)	[1]									11,565,602,304
Sayona Mining Limited [Member] | Ordinary Shares [Member]
Share issues [abstract]
Number of shares issued (in shares)												11,565,602,304
Gross proceeds from other share issuances and option exercises | $						$ 1.6
Sayona Mining Limited [Member] | Ordinary Shares [Member] | Non-underwritten Share Purchase Plan [Member]
Share issues [abstract]
Issuance of fully paid ordinary shares (in shares)		1,275,668	1,275,668

[1]	Amount may not reconcile as individual shareholdings have been rounded up to the nearest share on conversion of Piedmont common stock to ordinary fully paid shares in Sayona Mining Limited.